Segment Information	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment Information

3) Segment Information

The Partnership has not presented segment information as it considers its operations to occur in one reportable segment, the shuttle tanker market. As of June 30, 2018, the Partnership’s fleet consisted of sixteen vessels and operated under twelve time charters and four bareboat charters. As of June 30, 2017, the Partnership’s fleet consisted of thirteen vessels and operated under nine time charters and four bareboat charters. Under the time charters and bareboat charters, the charterer, not the Partnership, controls the choice of which trading areas the applicable Vessel will serve. Accordingly, the Partnership’s management, including the chief operating decision makers, does not evaluate performance according to geographical region.

The following table presents revenues and percentages of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues during the three and six months ended June 30, 2018 and 2017. All of these customers are subsidiaries of major international oil companies.

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2018		2017		2018		2017
Eni Trading and Shipping S.p.A.	$11,555	17%	$11,345	22%	$22,936	17%	$22,905	24%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	11,248	16%	11,249	22%	22,378	16%	22,378	23%
Equinor ASA	5,850	8%	5,778	11%	11,582	8%	11,459	12%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	9,283	13%	7,094	14%	18,222	13%	14,396	15%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	20,399	29%	11,675	23%	40,572	30%	15,401	16%
Standard Marine Tønsberg AS, a Norwegian subsidiary of ExxonMobil	4,448	6%	4,396	9%	8,847	6%	8,745	9%
Galp Sinopec Brasil Services B.V.	6,438	9%	—	0%	12,071	9%	—	0%